UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22889

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Gottex Trust

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(Exact name of registrant as specified in charter)

One Boston Place

201 Washington St., Suite 2600

Boston, MA 02109

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(Address of principal executive offices) (Zip code)

William H. Woolverton

General Counsel

Gottex Fund Management Ltd.

One Boston Place

201 Washington St., Suite 2600

Boston, MA 02109

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 532-0200

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Date of fiscal year end: March 31

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Date of reporting period: June 30, 2015

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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

Gottex Endowment Strategy Fund

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2015

Number of Shares		Fair Value
	Exchange-Traded Funds – 51.1%
	Bonds – 3.7%
	Global Bonds – 3.7%
14,664	iShares 3-7 Year Treasury Bond ETF	$1,803,085
	Total Bonds	1,803,085
	Equity – 30.6%
	Asia-Pacific – 3.5%
22,027	iShares MSCI Pacific ex Japan ETF	955,972
13,755	WisdomTree Japan Hedged Equity Fund	786,786
		1,742,758
	Emerging Markets – 6.8%
10,190	iShares China Large-Cap ETF	469,759
70,218	Vanguard FTSE Emerging Markets ETF	2,870,512
		3,340,271
	Europe, Middle East & Africa – 8.6%
77,772	iShares MSCI United Kingdom ETF	1,419,339
75,571	SPDR EURO STOXX 50 ETF	2,828,623
		4,247,962
	North America – 7.0%
16,905	SPDR S&P 500 ETF Trust	3,479,894
	Private Equity – 4.7%
198,558	PowerShares Global Listed Private Equity Portfolio	2,301,287
	Total Equity	15,112,172
	Real Assets – 16.8%
	Commodities – 7.8%
50,615	iPath Bloomberg Commodity Index Total Return ETN(1)	1,470,872
57,028	SPDR S&P Global Natural Resources ETF	2,398,027
		3,868,899
	Real Estate – 9.0%
59,868	SPDR Dow Jones Global Real Estate ETF	2,743,152
8,548	SPDR Dow Jones International Real Estate ETF	357,819
17,988	Vanguard REIT ETF	1,343,524
		4,444,495
	Total Real Assets	8,313,394
	Total Exchange-Traded Funds
	(Identified Cost $25,337,590)	25,228,651

Gottex Endowment Strategy Fund

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2015

Number of Shares		Fair Value
	HEDGE FUND – 4.1%
	Absolute Return – 4.1%
	Event Driven – 4.1%
11,986	Lyxor/Jana Partners Fund, Ltd., Class B(1) (2) (3)	$2,020,584
	Total Hedge Fund
	(Identified Cost $1,957,843)	2,020,584
	Listed Private Equity Funds – 3.6%
	Equity – 3.6%
	Private Equity – 3.6%
6,536	Electra Private Equity PLC(1) (2)	326,338
28,508	Graphite Enterprise Trust PLC(2)	261,813
21,000	HarbourVest Global Private Equity, Ltd.(1) (2)	280,875
18,956	HgCapital Trust PLC(2)	328,205
27,521	NB Private Equity Partners, Ltd.(2)	330,940
30,246	Princess Private Equity Holding, Ltd.(2)	260,503
	Total Listed Private Equity Funds
	(Identified Cost $1,694,129)	1,788,674
	Mutual Funds – 26.1%
	Absolute Return – 18.1%
	Equity Market Neutral – 2.2%
106,765	Whitebox Market Neutral Equity Fund, Class I	1,077,260
	Long/Short Equity – 2.1%
68,603	Boston Partners Long/Short Research Fund, Class I	1,064,040
	Macro – 2.0%
78,392	William Blair Macro Allocation Fund, Class I	997,927
	Managed Futures – 7.2%
127,978	Abbey Capital Futures Strategy Fund, Class I	1,540,849
95,041	AQR Managed Futures Strategy Fund, Class I	1,005,539
86,141	Credit Suisse Managed Futures Strategy Fund, Class I	1,001,822
		3,548,210
	Relative Value – 4.6%
205,861	Neuberger Berman Absolute Return Multi Manager Fund, Class I	2,274,762
	Total Absolute Return	8,962,199
	Bonds – 3.0%
	Emerging Bonds – 3.0%
120,430	Templeton Global Total Return Fund, Class A	1,480,079
	Total Bonds	1,480,079
	Equity – 5.0%
	North America – 5.0%
18,220	Bogle Investment Management Small Cap Growth Fund, Class I	587,428
23,007	Glenmede Small Capitalization Equity Portfolio, Class A	628,084
29,498	Hodges Small Cap Fund, Class I	613,560

Gottex Endowment Strategy Fund

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2015

Number of Shares		Fair Value
	Mutual Funds (Continued)
	Equity(Continued)
18,068	RBC Small Cap Core Fund, Class I	$621,173
	Total Equity	2,450,245
	Total Mutual Funds
	(Identified Cost $12,917,677)	12,892,523

	Total Investments – 84.9%
	(Identified Cost $41,907,239)	41,930,432
	Short-Term Investment – 13.8%
	Money Market Fund – 13.8%
6,845,780	Federated Government Obligations Fund, Class I, 0.01%(4)	6,845,780
	Total Short-Term Investment
	(Identified Cost $6,845,780)	6,845,780

	Total Investments and Short-Term Investment – 98.7%
	(Identified Cost $48,753,019)	48,776,212
	Other assets less liabilities – 1.3%	619,989
	Net Assets – 100.0% $	49,396,201

	All percentages are based on Net Assets.

	(1) Non-income producing.
	(2) Foreign investment denominated in U.S. dollars.
	(3) Withdrawals from this portfolio fund are permitted on a weekly basis.
	(4) The rate shown is the annualized 7-day yield as of June 30, 2015.

	ETF – Exchange Traded Fund
	ETN – Exchange Traded Note
	PLC – Public Limited Company
	REIT – Real Estate Investment Trust

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL INVESTMENTS AND SHORT-TERM INVESTMENT

Investment types as a percentage of total investments and short-term investment are as follows:

Number			Notional		Unrealized
of Contracts		Currency	Amount		(Depreciation)
	FUTURES CONTRACTS
	FUTURES CONTRACTS PURCHASED
13	July 2015 OMX Stockholm 30 Index Futures	SEK	SEK	241,552	$(5,784)
10	September 2015 E-Mini S&P 500 Index Futures	USD		$1,027,200	(10,623)
20	September 2015 E-Mini S&P MidCap 400 Index Futures	USD		$2,996,200	(36,045)
4	September 2015 Russell 2000 Mini Index Futures	USD		$500,160	(1,851)
5	September 2015 S&P Toronto Stock Exchange 60 Index Futures	CAD	CAD	675,931	(7,620)
13	September 2015 Tokyo Price Index Futures	JPY		¥1,732,237	(40,441)
	TOTAL FUTURES CONTRACTS				$(102,364)

CAD - Canadian Dollar

JPY - Japanese Yen

SEK - Swedish Krona

USD - U.S. Dollar

Investment Valuation

Each security owned by the Gottex Endowment Strategy Fund (the “Fund”), a series of the Gottex Trust (the “Trust”), that is listed on an exchange, except the NASDAQ National Market and Small Cap exchanges, is valued at its last sale price on that exchange on the date when Fund assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. NASDAQ National Market and Small Cap securities will be valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP will be based on the last trade price if it falls within the concurrent best bid and asked prices and will be normalized pursuant to NASDAQ’s published procedures if it falls outside this range. An unlisted security for which over-the-counter (“OTC”) market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service, which utilizes reported trades, dealer-supplied valuations or quotes and formula-based techniques. Short-term instruments maturing within 60 days may be valued at amortized cost. OTC derivative instruments, such as certain non-exchange traded swaps and forward contracts, are valued using an independent pricing service, counterparty valuations or independent broker quotes. Shares of other U.S. and non-U.S. publicly available investment companies are valued at their most recently published net asset value. If a security purchased on behalf of the Fund is not priced by an independent pricing service, Gottex Fund Management, Ltd. (the “Adviser”) shall determine whether market quotations are readily available. If market quotations are readily available, the Adviser shall obtain a price from an independent dealer based on the current closing bid price.

As permitted under U.S. generally accepted accounting principles (“U.S. GAAP”), the Fund’s investments in the private funds that are not publicly traded, such as hedge funds, are typically valued, as a practical expedient, utilizing the valuations reported by the private funds’ managers and their agents, when the valuations of private funds are calculated in a manner consistent with U.S. GAAP for investment companies. Such values are calculated according to the valuation policies of the particular private fund.

In the event a private fund does not report a value to the Fund on a timely basis, or if the Adviser deems the reported price to be unreliable, the private fund will be valued at its fair value, as described below. The valuations of private funds reported by the private fund’s managers may be based on information that is subject to later adjustments as a result of information available at such later time. Such adjustments may result in an increase or decrease in the value of a private fund at the time the newly reported value is available. The Fund will not retroactively adjust the price of its shares or its net asset value based on such an adjustment by a private fund. Any such adjustment may cause purchasing or redeeming shareholders to pay too little or too much for their shares as a result of the adjustment. Because of the inherent uncertainty in valuation, the estimated values used for private funds may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

When market quotations are not readily available or are unreliable, any security or other asset is valued at its fair value as determined in good faith by the Adviser using procedures adopted by, and under the supervision of, the Board of Trustees. The Fund will also value a security at fair value when significant events that materially affect the security’s price occur after the last available market price and before the Fund calculates its net asset value (“NAV”).

The Fund’s fair value pricing of securities traded on foreign exchanges utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The Fund may rely on the third-party pricing service’s prices to reflect events materially affecting the values of the Fund’s foreign investments during the period between the close of foreign markets and the close of regular trading on the New York Stock Exchange. In certain circumstances, if events occur that materially affect the values of the Fund’s foreign investments, the third-party pricing services will provide revised values to the Fund. The use of fair value pricing by the Fund may cause the NAVs to differ from the NAVs that would be calculated by using closing market prices.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. The Fund follows the provision for fair value measurements which establishes a fair value hierarchy that prioritizes and ranks the inputs in valuation techniques to measure fair value.

The Fund classifies its assets and liabilities that are reported at fair value into three levels based on the lowest level of input that is significant to the fair value measurement.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem investments in the near term, generally within the next calendar quarter, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$25,228,651	$-	$-	$25,228,651
Hedge Fund	-	2,020,584	-	2,020,584
Listed Private Equity Funds	1,788,674	-	-	1,788,674
Mutual Funds	12,892,523	-	-	12,892,523
Short-Term Investment	6,845,780	-	-	6,845,780
Total	$46,755,628	$2,020,584	$-	$48,776,212

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$(102,364)	$-	$-	$(102,364)
Forward Foreign Currency Contract	-	1,251	-	1,251
Total	$(102,364)	$1,251	$-	$(101,113)

Investments in private funds are classified within Level 2 of the fair value hierarchy if the Fund has the ability to redeem the investments at the measurement date or if the investments are redeemable within three months in accordance with the normal operating protocols in the private funds’ agreements. Investments in private funds are classified within Level 3 of the fair value hierarchy if the Fund does not know when it will have the ability to redeem its investments or investments are not redeemable within three months under the normal operating protocols of the private funds’ agreements. As of June 30, 2015 there were no investments classified as Level 3.

The Fund discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 as of June 30, 2015.

Macro Market Asset Allocation Overlay

The Fund may allocate a portion of its assets to the Macro Market Asset Allocation Overlay managed by the Adviser. The Macro Market Asset Allocation Overlay is designed to supplement the other investments in the Fund through investment in shorter-term tactical opportunities (defined currently as having expected investment horizons approximating three to nine months) identified by the Adviser. The Macro Market Asset Allocation Overlay seeks to enhance the Fund’s risk/return profile through adding opportunities for realizing short-term returns (primarily through capital appreciation, and potentially, to a much lesser extent, income), and providing enhanced portfolio diversification. Investments in the Macro Market Asset Allocation Overlay generally may include long and short positions in ETFs, traditional capitalization-weighted index funds and non-capitalization-weighted index funds, both long and short derivative instruments, including futures, forward contracts, options and swaps contracts, structured notes, or traditional equity and debt investments.

Forward foreign currency contracts — The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

At June 30, 2015, the Fund had the following long forward foreign currency contracts outstanding:

		Contract Amount
Settlement Date	Currency	Buy	Sell	Value	Unrealized Appreciation (Depreciation)	Counterparty
July 31, 2015	Japanese Yen (¥)	¥188,574,605	$1,540,263	$1,541,514	$1,251	Citigroup

Futures contracts — The Fund may purchase and sell futures contracts to enhance the risk/return profile through adding opportunities for realizing short-term returns and providing enhanced portfolio diversification. Investments in futures contracts require the Fund to “marked-to-market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. Investments in futures contracts require initial margin deposits which consist of cash or eligible securities. Investments in futures contracts can be highly speculative and can substantially increase the adverse impact of investment risks to which the Fund may be subject.

Swap contracts — The Fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and to manage exposure to specific sectors or industries and to gain exposure to specific market/countries and to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are “marked-to-market” daily or monthly based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

Relevant authoritative accounting guidance establishes disclosure requirements for derivative instruments and hedging activities. It requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

All open future positions held by the Fund as of June 30, 2015 are disclosed in the Schedule of Investments. As of June 30, 2015, the Fund did not have open swap contracts.

For the period from April 1, 2015 to June 30, 2015, the monthly average volume of derivative activities, based on month-end values, are as follows:

Average Notional Par or Face Amount
Forward foreign currency contracts purchased (U.S. Dollar amounts)	$1,667,613
Forward foreign currency contracts sold (U.S. Dollar amounts)	$320,560
Futures contracts long positions (number of contracts)	61

For the period from April 1, 2015 to June 30, 2015, the total derivative contracts entered into are as follows:

Number of Contracts
Forward foreign currency contracts sold	2
Forward foreign currency contracts purchased	7
Futures contracts long positions	108

Income Tax Information

At March 31, 2015, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,356,676
Gross unrealized depreciation	(1,287,387)
Net unrealized appreciation (depreciation)	$69,289
Tax cost	$48,277,149

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

ITEM 2. CONTROLS AND PROCEDURES.

(a)         The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gottex Trust

By (Signature and Title)*

/s/ William H. Woolverton
William H. Woolverton, Chief Executive Officer
(Principal Executive Officer)

Date	August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ William H. Woolverton
William H. Woolverton, Chief Executive Officer
(Principal Executive Officer)

Date	August 28, 2015

By (Signature and Title)*

/s/ Wade C. Boylan
Wade C. Boylan, Chief Financial Officer
(Principal Financial Officer)

Date	August 28, 2015

* Print the name and title of each signing officer under his or her signature.